Events after the Reporting Period - Additional Information (Detail) - shares	Feb. 16, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Maximum percentage of vested shares to be transferred		60.00%
Maximum vested shares to be transferred to cover costs of witholding and paying taxes		774,889
Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares of series B Ericsson holding	12,932,223